Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	March 31, 2022	March 31, 2021
Accounts receivable	$35,009,314	$44,166,699
Less: allowance for doubtful accounts	(177,793)	(483,124)
Accounts receivable, net	$34,831,521	$43,683,575

Schedule of allowance for doubtful accounts
	March 31, 2022	March 31, 2021
Beginning balance	$483,124	$392,626
Additions (reductions)	(283,429)	104,080
Foreign currency translation adjustments	(21,902)	(13,582)
Ending balance	$177,793	$483,124